SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 5 – SHAREHOLDERS' EQUITY

Preferred Stock

There are 20,000,000 shares of authorized preferred stock. During 2011, the Company issued 10,000,000 shares of Series A Convertible Preferred Stock to the Company’s former Chief Executive Officer for services. The shares are convertible into 51% of outstanding common stock, hold 66 2/3% voting rights, and do not receive dividends. The Company evaluated the preferred stock under ASC 718-10-25, ASC 480-10-25, and ASC 815-10-25, and determined that equity classification was appropriate. As the conversion option can be exercised into 51% of the outstanding shares of the Company, the Company determined that the holder of the preferred shares receives additional value each time the Company issues common shares, thereby increasing the number of common shares the preferred shares can be converted into. As a result, the Company has determined the incremental value given to the preferred shareholder upon additional issuances of common shares should be recorded at fair value and charged to expense. During the six months ended June 30, 2014, the Company issued an aggregate of 7,566,667 shares. The Company determined the aggregate incremental cost of the share issuance to be $146,966.

Common Stock

During the six months ended June 30, 2014, the Company issued 1,666,667 common shares to a former officer of the Company for consulting services. The shares were valued at $25,000.

During the six months ended June 30, 2014, the Company issued 250,000 common shares to a third party for consulting services. The shares were valued at $2,000.

During the six months ended June 30, 2014, the Company sold an aggregate of 5,650,000 common shares to third parties. The aggregate purchase price was $83,500.

Stock Options

During 2011, an aggregate of 5,000,000 options with a fair value of $50,000 were issued to John Campo, President, as part of his employment agreement. The shares have a strike price of $0.10/share and the options have no expiration date. The options vest equally over three years. For the six months ended June 30, 2014, $4,167 was expensed as stock-based compensation.

The following table summarizes the Company’s stock options:

		Weighted	Aggregate		Weighted Average
	Options	Average Exercise Price	Intrinsic Value	Exercisable	Remaining Life
Balance, December 31, 2013	5,000,000	$0.10	-	4,583,333	No Expiration
Granted
Expired	-	-
Exercised	-	-
Cancelled	-	$-
Balance, June 30, 2014	5,000,000	$0.10	-	5,000,000	No Expiration